Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statements of Operations and Comprehensive Income (Loss)
NET REVENUE	$ 37,919,425	$ 25,097,951	$ 46,471,478
COST OF REVENUE	31,607,966	20,983,196	44,719,984
GROSS PROFIT	6,311,459	4,114,755	1,751,494
SELLING, GENERAL AND ADMINISTRATIVE	18,220,454	3,317,027	3,793,123
RESEARCH AND DEVELOPMENT EXPENSES	672,669	1,361,499	568,470
LOSS FROM OPERATIONS	(12,581,664)	(563,771)	(2,610,099)
Interest income (expense), net	83,127	(639,511)	99,190
Investment loss	(7,699,210)	(819,432)	(5,523,365)
Loss on disposal of long term investment		(101,354)
Share of results of associates	(427,702)	(204,648)
Grant income	132,262	206,415	192,375
Other Income (expenses)	554,963	(14,841)	(61,005)
Total other expense	(7,356,560)	(1,573,371)	(5,292,805)
LOSS BEFORE INCOME TAX PROVISION	(19,938,224)	(2,137,142)	(7,902,904)
INCOME TAX EXPENSE/(BENEFIT)	277,790	(619,981)	219,166
NET LOSS	(20,216,014)	(1,517,161)	(8,122,070)
Less: net loss attributable to non-controlling interest	(274,772)	(74,331)	(341,450)
NET LOSS ATTRIBUTABLE TO BGM Group Ltd.	(19,941,242)	(1,442,830)	(7,780,620)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	3,801,980	1,259,109	(730,903)
COMPREHENSIVE LOSS	(16,414,034)	(258,052)	(8,852,973)
Less: comprehensive loss attributable to non - controlling interests	(330,129)	(210,181)	(381,357)
COMPREHENSIVE LOSS ATTRIBUTABLE TO BGM Group Ltd.	$ (16,083,905)	$ (47,871)	$ (8,471,616)
Earnings (loss) per common share - basic (in dollar per share)	$ (0.18)	$ (0.2)	$ (1.08)	[1]
Earnings (loss) per common share - diluted (in dollar per share)	$ (0.18)	$ (0.2)	$ (1.08)	[1]
Weighted average shares - basic (in shares)	113,261,317	7,226,480	7,226,480	[1]
Weighted average shares - diluted (in shares)	113,261,317	7,226,480	7,226,480	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.